Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005536
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Investor Class
Trading Symbol	PRWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  Relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, the fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), collateralized loan obligations, asset-backed securities, and residential and commercial MBS aided performance as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed as corporate credit outperformed. Security selection within investment-grade corporate bonds also generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark amid elevated rate volatility.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,081	10,232	10,051
2016	10,058	9,908	10,017
2017	10,100	10,008	10,059
2017	10,144	10,158	10,099
2017	10,210	10,283	10,142
2017	10,191	10,227	10,105
2018	10,173	10,059	10,072
2018	10,203	10,120	10,115
2018	10,263	10,175	10,157
2018	10,282	10,089	10,191
2019	10,413	10,378	10,326
2019	10,574	10,768	10,490
2019	10,709	11,210	10,627
2019	10,749	11,178	10,658
2020	10,925	11,590	10,830
2020	10,939	11,781	10,969
2020	11,151	11,936	11,016
2020	11,220	11,992	11,030
2021	11,284	11,750	11,040
2021	11,298	11,734	11,057
2021	11,307	11,925	11,059
2021	11,244	11,854	11,005
2022	11,087	11,440	10,861
2022	10,890	10,769	10,722
2022	10,801	10,552	10,619
2022	10,674	10,332	10,562
2023	10,772	10,328	10,588
2023	10,902	10,538	10,746
2023	10,965	10,426	10,785
2023	11,134	10,454	10,940
2024	11,313	10,671	11,073
2024	11,407	10,676	11,161
2024	11,706	11,187	11,460
2024	11,798	11,173	11,528
2025	11,973	11,291	11,687
2025	12,100	11,258	11,814
2025	12,310	11,538	11,992
2025	12,438	11,809	12,129
2026	12,592	11,998	12,262
2026	12,612	11,836	12,254

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Short-Term Bond Fund (Investor Class)	4.23%	2.22%	2.35%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.72	2.08	2.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,349,847,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 13,693,000
InvestmentCompanyPortfolioTurnover	110.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,349,847 Number of Portfolio Holdings1,036
Holdings [Text Block]
Table Summary
Corporate Bonds	36.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	21.7
Asset-Backed Securities	20.9
Non-U.S. Government Mortgage-Backed Securities	9.8
U.S. Government & Agency Mortgage-Backed Securities	6.2
Commercial Paper	2.7
Foreign Government Obligations & Municipalities	1.7
Securities Lending Collateral	1.4
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	21.7%
Federal National Mortgage Assn.	3.2
Federal Home Loan Mortgage	2.3
Fortress Credit BSL	1.0
KKR	0.9
Carvana Auto Receivables Trust	0.9
EFMT	0.7
Banco Santander	0.7
Government National Mortgage Assn.	0.7
Salesforce	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005537
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Advisor Class
Trading Symbol	PASHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  Relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, the fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), collateralized loan obligations, asset-backed securities, and residential and commercial MBS aided performance as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed as corporate credit outperformed. Security selection within investment-grade corporate bonds also generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark amid elevated rate volatility.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,053	10,232	10,051
2016	10,021	9,908	10,017
2017	10,055	10,008	10,059
2017	10,112	10,158	10,099
2017	10,148	10,283	10,142
2017	10,122	10,227	10,105
2018	10,097	10,059	10,072
2018	10,141	10,120	10,115
2018	10,171	10,175	10,157
2018	10,203	10,089	10,191
2019	10,302	10,378	10,326
2019	10,475	10,768	10,490
2019	10,605	11,210	10,627
2019	10,636	11,178	10,658
2020	10,801	11,590	10,830
2020	10,829	11,781	10,969
2020	11,030	11,936	11,016
2020	11,090	11,992	11,030
2021	11,121	11,750	11,040
2021	11,149	11,734	11,057
2021	11,125	11,925	11,059
2021	11,079	11,854	11,005
2022	10,916	11,440	10,861
2022	10,715	10,769	10,722
2022	10,621	10,552	10,619
2022	10,490	10,332	10,562
2023	10,583	10,328	10,588
2023	10,702	10,538	10,746
2023	10,755	10,426	10,785
2023	10,913	10,454	10,940
2024	11,079	10,671	11,073
2024	11,162	10,676	11,161
2024	11,445	11,187	11,460
2024	11,526	11,173	11,528
2025	11,688	11,291	11,687
2025	11,802	11,258	11,814
2025	11,997	11,538	11,992
2025	12,111	11,809	12,129
2026	12,251	11,998	12,262
2026	12,235	11,836	12,254

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Short-Term Bond Fund (Advisor Class)	3.67%	1.88%	2.04%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.72	2.08	2.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,349,847,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 13,693,000
InvestmentCompanyPortfolioTurnover	110.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,349,847 Number of Portfolio Holdings1,036
Holdings [Text Block]
Table Summary
Corporate Bonds	36.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	21.7
Asset-Backed Securities	20.9
Non-U.S. Government Mortgage-Backed Securities	9.8
U.S. Government & Agency Mortgage-Backed Securities	6.2
Commercial Paper	2.7
Foreign Government Obligations & Municipalities	1.7
Securities Lending Collateral	1.4
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	21.7%
Federal National Mortgage Assn.	3.2
Federal Home Loan Mortgage	2.3
Fortress Credit BSL	1.0
KKR	0.9
Carvana Auto Receivables Trust	0.9
EFMT	0.7
Banco Santander	0.7
Government National Mortgage Assn.	0.7
Salesforce	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166333
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	I Class
Trading Symbol	TBSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  Relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, the fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), collateralized loan obligations, asset-backed securities, and residential and commercial MBS aided performance as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed as corporate credit outperformed. Security selection within investment-grade corporate bonds also generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark amid elevated rate volatility.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	504,220	511,616	502,561
2016	503,139	495,403	500,869
2017	505,339	500,416	502,942
2017	508,740	507,893	504,970
2017	511,091	514,136	507,089
2017	510,257	511,326	505,253
2018	509,511	502,944	503,614
2018	511,183	505,990	505,758
2018	514,336	508,741	507,869
2018	515,353	504,464	509,531
2019	522,056	518,886	516,303
2019	531,365	538,376	524,483
2019	537,141	560,492	531,330
2019	539,292	558,902	532,884
2020	548,224	579,506	541,522
2020	550,216	589,067	548,464
2020	561,013	596,775	550,800
2020	563,450	599,611	551,492
2021	566,742	587,524	552,007
2021	567,547	586,682	552,851
2021	568,083	596,272	552,946
2021	566,251	592,695	550,227
2022	558,468	571,989	543,067
2022	547,615	538,444	536,100
2022	543,316	527,606	530,946
2022	538,333	516,596	528,124
2023	543,441	516,381	529,412
2023	550,170	526,907	537,300
2023	553,498	521,310	539,270
2023	560,968	522,690	547,000
2024	570,133	533,562	553,661
2024	576,366	533,786	558,041
2024	591,631	559,349	572,985
2024	596,495	558,625	576,412
2025	605,548	564,552	584,352
2025	610,836	562,924	590,706
2025	621,695	576,891	599,575
2025	629,717	590,474	606,438
2026	637,757	599,896	613,087
2026	637,648	591,821	612,697

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Short-Term Bond Fund (I Class)	4.39%	2.36%	2.46%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.72	2.08	2.05

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,349,847,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 13,693,000
InvestmentCompanyPortfolioTurnover	110.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,349,847 Number of Portfolio Holdings1,036
Holdings [Text Block]
Table Summary
Corporate Bonds	36.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	21.7
Asset-Backed Securities	20.9
Non-U.S. Government Mortgage-Backed Securities	9.8
U.S. Government & Agency Mortgage-Backed Securities	6.2
Commercial Paper	2.7
Foreign Government Obligations & Municipalities	1.7
Securities Lending Collateral	1.4
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	21.7%
Federal National Mortgage Assn.	3.2
Federal Home Loan Mortgage	2.3
Fortress Credit BSL	1.0
KKR	0.9
Carvana Auto Receivables Trust	0.9
EFMT	0.7
Banco Santander	0.7
Government National Mortgage Assn.	0.7
Salesforce	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225824
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Z Class
Trading Symbol	TRZOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the year ended May 31, 2026, as front-end yields ended lower amid elevated rate volatility, driven by moderating inflation expectations and Federal Reserve rate cuts during the second half of 2025.

  Relative to its style-specific benchmark, the Bloomberg 1–3 Year U.S. Government/Credit Index, the fund’s out-of-benchmark allocations to mortgage-backed securities (MBS), collateralized loan obligations, asset-backed securities, and residential and commercial MBS aided performance as spreads tightened. Similarly, an overweight to investment-grade corporate bonds and corresponding underweight to U.S. Treasuries contributed as corporate credit outperformed. Security selection within investment-grade corporate bonds also generated positive returns.

  Duration management over the period detracted from the fund’s returns relative to its style-specific benchmark amid elevated rate volatility.

  The Short-Term Bond Fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity. The fund’s allocation to investment-grade corporate bonds decreased over the reporting period but continued to represent its largest absolute and relative position. The fund’s allocation to U.S. Treasuries and MBS increased.

  While we are primarily a cash bond manager, we employ the use of derivatives in our strategy for hedging purposes. The use of derivatives may include futures and options, as well as credit default swaps and interest rate swaps.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	10,003	9,989	9,995
5/31/21	10,026	9,975	10,011
8/31/21	10,045	10,138	10,012
11/30/21	10,000	10,077	9,963
2/28/22	9,871	9,725	9,833
5/31/22	9,707	9,154	9,707
8/31/22	9,639	8,970	9,614
11/30/22	9,537	8,783	9,563
2/28/23	9,636	8,779	9,586
5/31/23	9,763	8,958	9,729
8/31/23	9,831	8,863	9,765
11/30/23	9,994	8,887	9,905
2/29/24	10,166	9,071	10,025
5/31/24	10,263	9,075	10,105
8/31/24	10,544	9,510	10,375
11/30/24	10,640	9,498	10,437
2/28/25	10,810	9,598	10,581
5/31/25	10,937	9,571	10,696
8/31/25	11,140	9,808	10,857
11/30/25	11,269	10,039	10,981
2/28/26	11,422	10,199	11,101
5/31/26	11,454	10,062	11,094

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 2/22/21
Short-Term Bond Fund (Z Class)	4.73%	2.70%	2.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	0.12
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (Strategy Benchmark)	3.72	2.08	1.99

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 5,349,847,000
Holdings Count | Holding	1,036
Advisory Fees Paid, Amount	$ 13,693,000
InvestmentCompanyPortfolioTurnover	110.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$5,349,847 Number of Portfolio Holdings1,036
Holdings [Text Block]
Table Summary
Corporate Bonds	36.2%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	21.7
Asset-Backed Securities	20.9
Non-U.S. Government Mortgage-Backed Securities	9.8
U.S. Government & Agency Mortgage-Backed Securities	6.2
Commercial Paper	2.7
Foreign Government Obligations & Municipalities	1.7
Securities Lending Collateral	1.4
Short-Term and Other	-0.6

Largest Holdings [Text Block]
Table Summary
U.S. Treasury Notes	21.7%
Federal National Mortgage Assn.	3.2
Federal Home Loan Mortgage	2.3
Fortress Credit BSL	1.0
KKR	0.9
Carvana Auto Receivables Trust	0.9
EFMT	0.7
Banco Santander	0.7
Government National Mortgage Assn.	0.7
Salesforce	0.7

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless